Impairments and disposals	12 Months Ended
Dec. 31, 2024
Impairment and disposals [Abstract]
Disclosure of impairment and disposals [Text Block]
2.4. IMPAIRMENTS AND DISPOSALS
There follows a breakdown of the main gains and losses due to impairment and disposals for the corresponding periods.

2024
(Million euro)	Impact on profit/(loss) before tax	Impact on profit/(loss) after tax
19.75% HAH Sale	2,023	2,023
5% IRB Sale	132	116
Serveo Sale	33	32
Equity-accounted availability toll road assets	19	19
Vertiports sale	2	2
Capital gains and disposals (Note 1.1.5)	2,209	2,192
Impairment gains/(losses)	(1)	(1)
TOTAL IMPAIRMENT AND DISPOSALS	2,208	2,191

2023
(Million euro)	Impact on profit/(loss) before tax	Impact on profit/(loss) after tax
Azores sale	39	41
Capital gains and disposals (Note 1.1.5)	39	41
Aravia	(2)	(2)
Zity Sale	(2)	(2)
Impairment gains/(losses)	(4)	(4)
TOTAL IMPAIRMENT AND DISPOSALS	35	37

2022
(Million euro)	Impact on profit/(loss) before tax	Impact on profit/(loss) after tax
Algarve sale	(3)	(3)
Capital gains and disposals	(3)	(3)
Impairment of the ownership interest in MaaS Global	(3)	(3)
Impairment gains/(losses)	(3)	(3)
TOTAL IMPAIRMENT AND DISPOSALS	(6)	(6)